Summarised financial information of subsidiaries with material non-controlling interests	12 Months Ended
Dec. 31, 2025
Summarised financial information of subsidiaries with material non-controlling interests [Abstract]
Summarised financial information of subsidiaries with material non-controlling interests
27	Summarised financial information of subsidiaries with material non-controlling interests

Set out below is the summarised financial information for each subsidiary that has non-controlling interests that are material to the Group.

As at 31 December 2023, 2024 and 2025, the non-controlling interests attributable to these entities accounted for 40%, 40% and 40% of the total non-controlling interests for the respective year end.

Summarised balance sheets

	Huizhou Pengai			Shanghai Pengai
	2023	2024	2025	2023	2024	2025
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Current
- Assets	33,060	21,781	36,551	20,587	24,301	41,670
- Liabilities	(23,017)	(23,699)	(36,058)	(56,395)	(80,348)	(93,683)
Total current net assets/(liabilities)	10,043	(1,918)	493	(35,808)	(56,047)	(52,013)
Non-current
- Assets	8,958	13,333	16,384	46,180	40,940	27,034
- Liabilities	(9,167)	—	(4,348)	(39,215)	(22,558)	(10,075)
Total non-current net assets	(209)	13,333	12,036	6,965	18,382	16,959
Net assets/(liabilities)	9,834	11,415	12,529	(28,843)	(37,665)	(35,054)

	Xiuqi Pengai			Haikou Pengai
	2023	2024	2025	2023	2024	2025
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Current
- Assets	19,509	18,096	36,090	5,339	2,638	2,466
- Liabilities	(46,968)	(42,734)	(57,745)	(25,022)	(25,581)	(27,681)
Total current net liabilities	(27,459)	(24,638)	(21,655)	(19,683)	(22,943)	(25,215)
Non-current
- Assets	36,573	30,987	28,051	12,256	6,751	6,140
- Liabilities	(4,631)	(2,031)	—	(4,640)	(3,562)	(2,431)
Total non-current net assets	31,942	28,956	28,051	7,616	3,189	3,709
Net assets/(liabilities)	4,483	4,318	6,396	(12,067)	(19,754)	(21,506)
	Yantai Pengai
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Current
- Assets	3,441	2,280	2,141
- Liabilities	(31,624)	(28,907)	(28,929)
Total current net liabilities	(28,183)	(26,627)	(26,788)
Non-current
- Assets	29,119	18,899	18,995
- Liabilities	(17,088)	(10,060)	(9,820)
Total non-current net assets	12,031	8,839	9,175
Net assets/(liabilities)	(16,152)	(17,788)	(17,613)

Summarised statements of comprehensive income

	Huizhou Pengai			Shanghai Pengai
	2023	2024	2025	2023	2024	2025
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	36,952	44,802	51,520	44,422	50,287	52,529
Profit/(loss) before income tax	6,252	4,140	4,774	(7,031)	(7,409)	2,611
Income tax (expense)/credit	(1,563)	(1,035)	(1,194)	1,758	(1,412)	—
Profit/(loss) and total comprehensive income/(loss) for the year	4,689	3,105	3,580	(5,273)	(8,821)	2,611
Total comprehensive income/(loss) allocated to non-controlling interests	1,524	1,009	1,164	(1,055)	(1,764)	522
Dividend paid to non-controlling interests	2,685	496	802	—	—	—

	Xiuqi Pengai			Haikou Pengai
	2023	2024	2025	2023	2024	2025
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	51,431	62,418	57,187	32,421	27,922	25,024
(Loss)/Profit before income tax	(2,776)	1,600	2,771	(5,369)	(5,623)	(1,752)
Income tax credit/(expense)	1,068	(1,765)	(693)	1,342	(2,064)	—
(Loss)/Profit and total comprehensive (loss)/income for the year	(1,708)	(165)	2,078	(4,027)	(7,687)	(1,752)
Total comprehensive (loss)/income allocated to non-controlling interests	(102)	(10)	125	(523)	(999)	(228)

	Yantai Pengai
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Revenue	28,874	33,688	31,819
(Loss)/profit before income tax	(8,099)	479	234
Income tax credit/(expense)	2,378	(2,115)	(59)
(Loss)/profit and total comprehensive income/(loss) for the year	(5,721)	(1,636)	175
Total comprehensive (loss)/income allocated to non-controlling interests	(286)	(82)	9

Summarised statements of cash flows

	Huizhou Pengai			Shanghai Pengai
	2023	2024	2025	2023	2024	2025
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash generated from operations	(1,127)	19,058	(5,767)	(1,110)	15,096	4,665
Income tax paid	—	(8)	(2,040)	—	—	—
Net cash (used in)/generated from operating activities	(1,127)	19,050	(7,807)	(1,110)	15,096	4,665
Net cash used in investing activities	(2,955)	(5,992)	(1,360)	(715)	(1,250)	(21)
Net cash generated from/(used in) financing activities	6,344	(13,283)	6,112	2,380	(13,166)	(5,703)
Net increase/(decrease) in cash and cash equivalents	2,262	(225)	(3,055)	555	680	(1,059)
Cash and cash equivalents at beginning of the year	1,106	3,368	3,143	123	678	1,358
Cash and cash equivalents at end of the year	3,368	3,143	88	678	1,358	299

	Xiuqi Pengai			Haikou Pengai
	2023	2024	2025	2023	2024	2025
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash (used in)/generated from operations	(3,492)	8,472	(10,091)	1,771	(1,057)	1,052
Income tax paid	—	—	—	(20)	—	—
Net cash (used in)/generated from operating activities	(3,492)	8,472	(10,091)	1,751	(1,057)	1,052
Net cash used in investing activities	(997)	(569)	(285)	(30)	(549)	(417)
Net cash generated from/(used in) financing activities	8,817	(9,111)	7,160	—	—	(1,272)
Net increase/(decrease) in cash and cash equivalents	4,328	(1,208)	(3,216)	1,721	(1,606)	(637)
Cash and cash equivalents at beginning of the year	104	4,432	3,224	525	2,246	640
Cash and cash equivalents at end of the year	4,432	3,224	8	2,246	640	3

Summarised statements of cash flows (Continued)

	Yantai Pengai Jiayan
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash generated from/(used in) operations	1,691	(584)	1,447
Income tax paid	—	—	—
Net cash generated from operating activities	1,691	(584)	1,447
Net cash used in investing activities	(421)	(494)	(310)
Net cash used in financing activities	—	—	(1,670)
Net increase/ (decrease) in cash and cash equivalents	1,270	(1,078)	(533)
Cash and cash equivalents at beginning of the year	341	1,611	533
Cash and cash equivalents at end of the year	1,611	533	—